Income Tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of the Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30,
	2025	2026
Hong Kong profit tax:
- Current period	$—	$—
Income tax expenses	$—	$—

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

For the six months ended June 30,
2025

Hong Kong statutory income tax rate	16.50%
- Non-taxable income	56.77%
- Non-deductible expenses	(39.32)%
- Deductible temporary difference not recognized	(0.07)%
- Tax loss not recognized	(33.88)%
Effective tax rate	0.00%

	For the six months ended June 30, 2026
Loss before provision for income tax	(10,071,847)
Hong Kong income tax rate	(1,661,855)	16.50%
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong	1,509,257	(14.98)%
Other nontaxable or nondeductible items, net	3,984	(0.04)%
Temporary differences not recognized	(13,586)	0.13%
Tax losses not recognized	162,200	(1.61)%
	—	0.0%

Schedule of Income (Loss) Before Provision For Income Tax

Income (loss) before provision for income tax were generated in the following jurisdictions:

For the six months ended June 30, 2026
Domestic component
Hong Kong	(899,198)
Foreign components
BVI	2,305,843
Cayman	(11,478,492)
Total	(10,071,847)

Schedule of Net Deferred Tax Asset

Significant components of the Company’s net deferred tax assets were as follows:

	As of
	December 31, 2025	June 30, 2026
Deferred tax asset
Net operating loss carryforwards	$27,143	$187,228
Total deferred tax asset	27,143	187,228
Valuation allowance	(27,143)	(187,228)
Deferred tax asset, net of allowance	$—	$—